Consolidated Statements of Stockholders' Equity - USD ($)	Series B Convertible Preferred Stock [Member]	Series C Convertible Preferred Stock [Member]	Series D Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at December 31, 2014 (in shares) at Dec. 31, 2014	100			31,950,813
Balance at December 31, 2014 at Dec. 31, 2014	$ 76,095			$ 31,951	$ 30,823,769	$ (29,785,640)	$ 1,146,175
Sale of convertible preferred stock for cash (in shares)		3,000
Sale of convertible preferred stock for cash		$ 983,941			1,695,869		2,679,810
Stock-based compensation expense					67,905		67,905
Net loss						(2,689,287)	(2,689,287)
Balance at December 31, 2015 (in shares) at Dec. 31, 2015	100	3,000		31,950,813
Balance at December 31, 2015 at Dec. 31, 2015	$ 76,095	$ 983,941		$ 31,951	32,587,543	(32,474,927)	1,204,603
Stock-based compensation expense					967,667		967,667
Net loss						(3,271,701)	(3,271,701)
Balance at December 31, 2015 (in shares) at Dec. 31, 2016	100	2,868		55,235,233
Balance at December 31, 2015 at Dec. 31, 2016	$ 76,095	$ 940,705		$ 55,235	34,914,963	(35,746,628)	240,370
Conversion of preferred stock to common stock (in shares)		(132)		1,400,000
Conversion of preferred stock to common stock		$ (43,236)		$ 1,400	41,836
Sale of common stock for cash upon warrant exercise (in shares)				21,884,420
Sale of common stock for cash upon warrant exercise				$ 21,884	1,317,917		1,339,801
Sale of convertible preferred stock for cash (in shares)			1,000
Sale of convertible preferred stock for cash			$ 980,000				980,000
Stock-based compensation expense					57,224		57,224
Net loss						(2,170,162)	(2,170,162)
Balance at December 31, 2015 (in shares) at Dec. 31, 2017	100	2,570	1,000	106,736,810
Balance at December 31, 2015 at Dec. 31, 2017	$ 76,095	$ 842,990	$ 980,000	$ 106,737	35,589,911	$ (37,916,790)	(321,057)
Conversion of preferred stock to common stock (in shares)		(298)		19,862,000
Conversion of preferred stock to common stock		$ (97,715)		$ 19,862	77,853
Sale of common stock for cash upon warrant exercise (in shares)				31,639,577
Sale of common stock for cash upon warrant exercise				$ 31,640	$ 539,871		$ 571,511